Goodwill (Details 3 - Textual) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Goodwill
Carrying amount of goodwill	€ 8,283	€ 4,614	€ 1,102
Impairment loss	18	0
Impairment expense	€ 36
Number of Cash-generating units to which non-significant amount of goodwill allocated | Item	3
Cash-generating units [member]
Goodwill
Explanation of period over which management has projected cash flows	A forecast period of five, seven or ten years is used for the value in use calculation. Periods longer than five years can be justified as management has the ability to forecast over a longer period, based on the predictability of cohort behaviour and experience in markets where a clear market leadership position has been attained. Considering some of our businesses are still in growth phases (i.e., operating in underpenetrated or more competitive markets), reaching stable Adjusted EBITDA margins is expected to take longer than five years.
Percentage of equity to calculate weighted average cost of capital	100.00%	97.50%
Cash-generating units [member] | Southern Europe & ANZ
Goodwill
Impairment losses of intangible assets and goodwill	€ 45
Cash-generating units [member] | Northern Europe
Goodwill
Impairment losses of intangible assets and goodwill	9
Cash-generating units [member] | United Kingdom
Goodwill
Carrying amount of goodwill	€ 2,300	€ 2,137
Percentage of reasonably possible increase in weighted average cost of capital	1.95%
Estimated recoverable amount exceeded its carrying amount	€ 1,191